Schedule of Investments
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.25%
Canada–0.23%
Canadian Pacific Railway Ltd.	57,942	$4,458,058
China–4.82%
JD.com, Inc., ADR	1,461,674	64,152,872
Meituan, B Shares(a)(b)	737,630	13,398,031
Tencent Holdings Ltd.	261,700	12,787,538
Yum China Holdings, Inc.	29,866	1,893,206
		92,231,647
Denmark–4.21%
Novo Nordisk A/S, Class B	508,184	80,645,037
France–14.49%
Airbus SE	637,422	85,393,053
Dassault Systemes SE	199,977	8,259,040
EssilorLuxottica S.A.	58,487	10,558,446
Kering S.A.	74,987	48,940,760
LVMH Moet Hennessy Louis Vuitton SE	131,864	120,847,785
Pernod Ricard S.A.	14,094	3,193,416
		277,192,500
Germany–2.23%
Allianz SE	25,200	5,817,219
SAP SE	293,340	36,901,351
		42,718,570
India–4.80%
DLF Ltd.	13,321,620	58,034,932
HDFC Bank Ltd.	194,772	3,829,222
ICICI Bank Ltd., ADR	1,390,434	30,005,566
		91,869,720
Israel–0.71%
Nice Ltd., ADR	59,305	13,574,321
Italy–0.90%
Brunello Cucinelli S.p.A.	173,390	17,226,500
Japan–6.53%
Hoya Corp.	27,400	3,029,979
Keyence Corp.	133,844	65,619,239
Murata Manufacturing Co. Ltd.	490,000	29,921,288
Omron Corp.	79,500	4,651,623
TDK Corp.	603,400	21,654,588
		124,876,717
Netherlands–1.40%
ASML Holding N.V.	36,443	24,901,317
Universal Music Group N.V.	76,135	1,924,618
		26,825,935
Spain–1.35%
Amadeus IT Group S.A.(b)	384,865	25,769,275
Sweden–4.09%
Assa Abloy AB, Class B	1,398,136	33,569,018
Shares		Value
Sweden–(continued)
Atlas Copco AB, Class A	3,521,138	$44,642,781
		78,211,799
Switzerland–0.92%
Lonza Group AG	29,152	17,533,912
United States–52.57%
Adobe, Inc.(b)	148,169	57,099,888
Agilent Technologies, Inc.	244,062	33,763,537
Alphabet, Inc., Class A(b)	1,881,711	195,189,882
Amazon.com, Inc.(b)	164,572	16,998,642
Analog Devices, Inc.	535,240	105,560,033
Avantor, Inc.(b)	423,149	8,945,370
Boston Scientific Corp.(b)	124,569	6,232,187
Charles River Laboratories International, Inc.(b)	30,453	6,146,024
Charter Communications, Inc., Class A(b)	23,756	8,495,383
Danaher Corp.	39,612	9,983,808
Datadog, Inc., Class A(b)	48,218	3,503,520
Ecolab, Inc.	38,085	6,304,210
Equifax, Inc.	175,222	35,542,030
Fidelity National Information Services, Inc.	94,631	5,141,302
IDEXX Laboratories, Inc.(b)	16,154	8,078,292
Illumina, Inc.(b)	66,822	15,539,456
Intuit, Inc.	192,583	85,859,279
Intuitive Surgical, Inc.(b)	58,958	15,062,000
IQVIA Holdings, Inc.(b)	90,260	17,951,811
Lam Research Corp.	6,274	3,325,973
Marriott International, Inc., Class A	76,365	12,679,645
Marvell Technology, Inc.	542,069	23,471,588
Meta Platforms, Inc., Class A(b)	490,567	103,970,770
Microsoft Corp.	109,705	31,627,952
NVIDIA Corp.	57,215	15,892,611
Phathom Pharmaceuticals, Inc.(b)(c)	251,952	1,798,937
S&P Global, Inc.	239,671	82,631,371
Splunk, Inc.(b)	84,401	8,092,368
United Parcel Service, Inc., Class B	209,496	40,640,129
Visa, Inc., Class A	178,072	40,148,113
		1,005,676,111
Total Common Stocks & Other Equity Interests (Cost $816,265,617)		1,898,810,102
Money Market Funds–0.46%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	3,064,086	3,064,086
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	2,190,179	2,190,617
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	3,501,812	3,501,812
Total Money Market Funds (Cost $8,756,480)		8,756,515
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.71% (Cost $825,022,097)		1,907,566,617

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.04%
Invesco Private Government Fund, 4.78%(d)(e)(f)	191,575	$191,575
Invesco Private Prime Fund, 4.98%(d)(e)(f)	492,620	492,620
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $684,236)		684,195
TOTAL INVESTMENTS IN SECURITIES—99.75% (Cost $825,706,333)		1,908,250,812
OTHER ASSETS LESS LIABILITIES–0.25%		4,834,915
NET ASSETS–100.00%		$1,913,085,727
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $13,398,031, which represented less than 1% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,779,375	$32,872,872	$(34,588,161)	$-	$-	$3,064,086	$79,086
Invesco Liquid Assets Portfolio, Institutional Class	3,415,571	23,480,623	(24,705,829)	14	238	2,190,617	50,703
Invesco Treasury Portfolio, Institutional Class	5,462,142	37,568,997	(39,529,327)	-	-	3,501,812	79,547
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,051,254	(859,679)	-	-	191,575	485*
Invesco Private Prime Fund	-	2,720,566	(2,227,950)	(41)	45	492,620	1,376*
Total	$13,657,088	$97,694,312	$(101,910,946)	$(27)	$283	$9,440,710	$211,197

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$4,458,058	$—	$—	$4,458,058
China	66,046,078	26,185,569	—	92,231,647
Denmark	—	80,645,037	—	80,645,037
France	—	277,192,500	—	277,192,500
Germany	—	42,718,570	—	42,718,570
India	30,005,566	61,864,154	—	91,869,720
Israel	13,574,321	—	—	13,574,321
Italy	—	17,226,500	—	17,226,500
Japan	—	124,876,717	—	124,876,717
Netherlands	—	26,825,935	—	26,825,935
Spain	—	25,769,275	—	25,769,275
Sweden	—	78,211,799	—	78,211,799
Switzerland	—	17,533,912	—	17,533,912
United States	1,005,676,111	—	—	1,005,676,111
Money Market Funds	8,756,515	684,195	—	9,440,710
Total Investments	$1,128,516,649	$779,734,163	$—	$1,908,250,812
Invesco V.I. Global Fund